Related Party and Exempt Party-In-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related Party and Exempt Party-In-Interest Transactions	Related Party and Exempt Party-In-Interest Transactions
Investments of the Plan include shares of common stock of Lowe’s Companies, Inc., the Plan Sponsor. Transactions in this investment qualify as exempt party-in-interest transactions.

As of December 31, 2025 and 2024, the Plan held 12,835,113 shares and 14,075,983 shares of common stock of Lowe’s Companies, Inc., valued at $241.16 and $246.80 per share, respectively. During the year ended December 31, 2025, purchases and sales of Lowe’s common stock by the Plan totaled $165,717,703 and $377,003,221, respectively. For the year ended December 31, 2025, the Plan recorded dividend income of $63,403,847 from these shares.
The Plan issues loans to participants which are secured by the vested balances in the participant’s accounts.